Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.01
Common Stock, No Par Value		$ 0.00
Common Stock, Shares Authorized	500,000,000
Common Stock, Shares, Issued	113,037,414	99,548,711